CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 29, 2013	Sep. 23, 2012	Sep. 29, 2013	Sep. 23, 2012	Dec. 30, 2012	Dec. 25, 2011		Dec. 26, 2010
Net sales	$ 572,455	$ 567,905	$ 1,754,480	$ 1,773,425	$ 2,478,485	$ 2,469,562		$ 2,436,703
Cost of products sold	415,052	438,564	1,297,808	1,376,251	1,893,936	1,854,696		1,834,375
Gross profit	157,403	129,341	456,672	397,174	584,549	614,866		602,328
Operating expenses
Marketing and selling expenses	40,866	38,336	134,002	130,540	169,736	171,641		172,344
Administrative expenses	25,304	21,349	93,189	66,089	89,414	80,460		109,950
Research and development expenses	2,709	2,677	7,825	8,211	12,031	8,021		9,387
Goodwill impairment charge						122,900	[1]
Other expense (income), net	3,606	7,084	45,096	25,280	29,774	48,578		45,495
Total operating expenses	72,485	69,446	280,112	230,120	300,955	431,600		337,176
Earnings before interest and taxes	84,918	59,895	176,560	167,054	283,594	183,266		265,152
Interest expense	19,595	44,462	107,878	154,601	198,484	208,319		236,004
Interest income	23	4	68	105	110	242		288
Earnings (loss) before income taxes	65,346	15,437	68,750	12,558	85,220	(24,811)		29,436
Provision (benefit) for income taxes	24,661	5,559	35,108	3,701	32,701	22,103		7,399
Net earnings (loss)	$ 40,685	$ 9,878	$ 33,642	$ 8,857	$ 52,519	$ (46,914)		$ 22,037
Net earnings (loss) per share
Basic	$ 0.35	$ 0.12	$ 0.32	$ 0.11	$ 0.65	$ (0.58)		$ 0.32
Weighted average shares outstanding-basic	115,590,396	81,218,162	103,921,211	81,237,056	81,230,630	81,315,848		68,434,982
Diluted	$ 0.35	$ 0.11	$ 0.32	$ 0.10	$ 0.61	$ (0.58)		$ 0.30
Weighted average shares outstanding-diluted	116,347,508	86,444,890	105,978,368	86,460,856	86,494,546	81,315,848		73,638,195
Dividends per share	$ 0.18	$ 0.00	$ 0.36	$ 0.00

[1]	Goodwill impairment charges consist of the following: • Fourth quarter 2011-Goodwill Impairment charges of $51,700, $49,700 and $21,500 on the Frozen Breakfast, Private Label and Foodservice reporting units, respectively.